LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
LEASES
Schedule of classification of leases
	Balance Sheet	September 30,	December 31,
	Classification	2024	2023

Right-of-use assets	Other long-term assets	$83,934	$101,400
Current lease liabilities	Other current liabilities	22,268	19,064
Non-current lease liabilities	Other long-term liabilities	61,240	76,930

	Balance Sheet	December 31,	December 31,
	Classification	2023	2022

Right-of-use assets	Other long-term assets	$101,400	$130,381
Current lease liabilities	Other current liabilities	19,064	17,282
Non-current lease liabilities	Other long-term liabilities	76,930	95,993

Schedule of maturities of lease liabilities
Maturity of lease liabilities
2024 (three months remaining)	$10,872
2025	27,717
2026	27,717
2027	27,012
Thereafter	5,832
Total lease payments	$99,150
Less: Imputed interest	(15,642)
Present value of lease liabilities	$83,508

December 31, 2023
Maturity of lease liabilities	Financing Leases
2024	27,717
2025	27,717
2026	27,717
2027	27,012
Thereafter	8,021
Total lease payments	$118,184
Less: Imputed interest	(22,190)
Present value of lease liabilities	$95,994